SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							6 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013 San Diego Gas and Electric Company and Subsidiary [Member]	Mar. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member]	Sep. 30, 2012 San Diego Gas and Electric Company and Subsidiary [Member]	Jun. 30, 2012 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2013 Southern California Gas Company [Member]	Jun. 30, 2013 Southern California Gas Company [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Loss from SONGS plant closure (pre-tax)	$ 200				$ 200
Quarterly Financial Data, Loss from SONGS plant closure (after-tax)	119				119
Quarterly Financial Data, Gain on sale of mesquite power (pre-tax)		74
Quarterly Financial Data, Gain on sale of mesquite power (after-tax)		44
Quarterly Financial Data, Impact on revenue from retroactive application of 2012 GRC	131				90
Quarterly Financial Data, Impact on net income and earnings from retroactive application of 2012 GRC	106				69
Quarterly Financial Data, Incremental cost of renewable energy and other purchased power					19
Quarterly Financial Data, Income tax benefit related to life insurance held to term	54
Quarterly Financial Data, Higher favorable resolution of prior year tax issues										12
Quarterly Financial Data, Income tax benefit related to repairs expenditures recorded for first six months of 2012								11
Quarterly Financial Data, Income tax benefit related to repairs expenditures recorded for full-year 2011									22
Quarterly Financial Data, Increased CPUC base operating margin as result of 2012 GRC										19
Quarterly Financial Data, Purchased power to replace power from SONGS closure					18	27
Quarterly Financial Data, Other purchased power					94
Quarterly Financial Data, Income tax expense related to corporate reorganization		63
Quarterly Financial Data, Retroactive application of 2012 GRC (pre-tax)											41
Quarterly Financial Data, Retroactive application of 2012 GRC (after-tax)											37
Quarterly Financial Data, Loss on impairment of Rockies Express			100	300
Quarterly Financial Data, Loss on impairment of Rockies Express, after tax			60	179
Quarterly Financial Data, Increase in operating revenues due to higher authorized revenues from electric transmission	67	68			67	68
Quarterly Financial Data, Increase in cost of electric fuel and purchased power	112	46			112	46
Quarterly Financial Data, Income tax benefit related to repair expenditures							$ 33			$ 26